QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

 Wilmington, DE 19801

 (Name and address of agent for service)

With copy to:

John H. Lively

PractusTM, LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: last day of February

 Date of reporting period: 5/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM V2000 SmallCap Value Fund

Schedule of Investments

May 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.38%

BANKS - 19.12%
Associated Banc-Corp.	33,352	$660,703
Community Trust Bancorp, Inc.	18,526	733,444
First Hawaiian, Inc.	3,690	91,844
First Horizon National Corp.	51,087	685,077
Fulton Financial Corp.	43,371	683,527
Greenhill & Co., Inc.	28,663	429,085
Hancock Whitney Corp.	14,015	532,290
Old National Bancorp	16,538	263,616
Provident Financial Services, Inc.	31,713	756,038
Sandy Spring Bancorp, Inc.	21,840	702,156
South State Corp.	8,567	564,480
Washington Federal, Inc.	24,501	773,497
WesBanco, Inc.	10,232	363,543
		7,239,300

HEALTHCARE - 6.92%
The Ensign Group, Inc.	8,885	473,215
Integer Holdings Corp.*	7,819	548,112
Orthofix Medical Inc.*	11,470	565,815
Prestige Consumer Healthcare Inc.*	18,423	534,820
RadNet, Inc.*	41,026	495,594
		2,617,556

INDUSTRIAL - 11.13%
ASGN Inc.*	9,385	476,101
Atkore International Group Inc.*	23,188	542,367
Gibraltar Industries, Inc.*	24,023	857,621
The Greenbrier Companies, Inc.	24,537	667,652
Hub Group, Inc. Class A*	11,831	460,936
Kennametal Inc.	12,797	393,508
UniFirst Corp.	5,133	815,018
		4,213,203

INFORMATION TECHNOLOGY - 2.34%
Ciena Corp.*	25,299	883,947

INSURANCE - 5.32%
FBL Financial Group, Inc.	9,964	613,384
Radian Group Inc.	29,150	654,418
RenaissanceRe Holdings Ltd.	4,284	747,301
		2,015,103

INVESTMENT SERVICES - 2.25%
Kennedy-Wilson Holdings, Inc.	41,487	852,558

MATERIALS - 1.75%
Graphic Packaging Holding Co.	51,073	663,949

MEDIA - 4.22%
Cable One, Inc.	729	814,329
Nexstar Media Group, Inc. Class A	7,819	783,073
		1,597,402

DGHM V2000 SmallCap Value Fund

Schedule of Investments

May 31, 2019 (unaudited)

	Shares	Fair Value

MISCELLANEOUS MANUFACTURING - 9.23%
Kaiser Aluminum Corp.	7,482	$666,796
Mueller Industries, Inc.	10,748	289,659
Orion Engineered Carbons S.A.	37,216	654,257
Teradyne, Inc.	22,191	935,129
TreeHouse Foods, Inc.*	9,414	490,752
TTM Technologies, Inc.*	53,727	458,291
		3,494,884

OIL & GAS SERVICES - 5.37%
C&J Energy Services, Inc.*	38,262	453,022
Oceaneering International, Inc.*	29,658	486,391
Talos Energy Inc.*	23,206	541,628
WPX Energy, Inc.*	51,121	550,062
		2,031,103

REAL ESTATE INVESTMENT TRUSTS - 11.61%
Brandywine Realty Trust	65,741	993,347
Cousins Properties Inc.	104,264	943,589
Hersha Hospitality Trust Class A	46,129	786,499
Kite Realty Group Trust	26,166	397,723
Meritage Homes Corp.*	9,260	463,926
STAG Industrial, Inc.	27,685	807,848
		4,392,932

RETAIL - 5.99%
American Eagle Outfitters, Inc.	46,028	800,887
Bed Bath & Beyond Inc.	23,896	303,240
Caleres, Inc.	21,225	400,303
Sleep Number Corp.*	10,982	382,283
Urban Outfitters, Inc.*	16,896	379,653
		2,266,366

TRANSPORTATION - 4.51%
Forward Air Corp.	15,012	838,120
Moog Inc. Class A	10,528	867,718
		1,705,838

UTILITIES - 9.62%
NorthWestern Corp.	12,632	896,114
Portland General Electric Co.	17,549	927,640
Quanta Services, Inc.	27,630	960,419
Southwest Gas Holdings, Inc.	10,074	857,700
		3,641,873

TOTAL COMMON STOCKS - 99.38%		37,616,014

DGHM V2000 SmallCap Value Fund

Schedule of Investments

May 31, 2019 (unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 0.79%

Federated Treasury Obligation Fund - Institutional Class 2.27%**	300,324	$300,324

TOTAL INVESTMENTS - 100.17%		$37,916,338
Liabilities in excess of other assets - (0.17)%		(63,303)
NET ASSETS - 100.00%		$37,853,035

*Non-income producing

**Effective 7 day yield as of May 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$37,616,014	$—	$—	$37,616,014
Short Term Investments	300,324	—	—	300,324
	$37,916,338	$—	$—	$37,916,338

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2019.

At May 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,364,592 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,694,117
Gross unrealized depreciation	(3,142,371)
Net unrealized appreciation	$1,551,746

DGHM MicroCap Value Fund
Schedule of Investments
May 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.27%

BANKS - 15.70%
BankFinancial Corp.	28,534	$396,623
Capital City Bank Group, Inc.	16,588	388,325
Central Valley Community Bancorp	28,389	556,992
Community Trust Bancorp, Inc.	12,621	499,665
First Bancorp	15,402	545,385
First Community Bankshares, Inc.	24,860	814,414
HomeTrust Bancshares, Inc.	21,871	535,402
National Bankshares, Inc.	14,785	561,239
Northrim BanCorp, Inc.	14,901	498,140
Pacific Mercantile Bancorp*	60,796	472,385
Sandy Spring Bancorp, Inc.	17,261	554,941
Territorial Bancorp Inc.	19,864	534,342
		6,357,853

CAPITAL GOODS - 14.35%
Commercial Vehicle Group, Inc.*	63,051	391,547
Continental Building Products, Inc.*	22,788	520,022
Ducommun Inc.*	22,416	1,011,634
Hurco Companies, Inc.	12,053	422,578
Kimball Electronics, Inc.*	31,401	447,464
L. B. Foster Co. Class A*	20,211	488,500
Preformed Line Products Co.	9,571	449,933
Sterling Construction Co., Inc.*	91,622	1,093,967
Transcat, Inc.**	39,685	984,188
		5,809,833

COMMERCIAL & PROFESSIONAL SERVICES - 4.19%
CBIZ, Inc.	42,430	840,114
SP Plus Corp.*	27,623	857,142
		1,697,256

CONSUMER DISCRETIONARY - 3.79%
The Cato Corp. Class A	37,711	467,239
William Lyon Homes Class A*	57,511	1,066,254
		1,533,493

CONSUMER DURABLES & APPAREL - 4.19%
MasterCraft Boat Holdings, Inc.*	34,804	691,207
Rocky Brands, Inc.	21,165	517,696
Vera Bradley, Inc.*	44,573	488,074
		1,696,977

CONSUMER SERVICES - 5.38%
Ark Restaurants Corp.	35,637	706,682
Collectors Universe, Inc.	30,851	649,105
The Marcus Corp.	23,544	823,098
		2,178,885

DIVERSIFIED FINANCIALS - 1.19%
Greenhill & Co., Inc.	32,097	480,492

ENERGY - 4.07%
Bonanza Creek Energy, Inc.*	25,630	500,554
Helix Energy Solutions Group, Inc.*	77,989	527,206
Newpark Resources, Inc. *	88,485	618,510
		1,646,270

DGHM MicroCap Value Fund
Schedule of Investments
May 31, 2019 (unaudited)

	Shares	Fair Value

FINANCIALS - 7.75%
EMC Insurance Group Inc.	34,677	$1,251,146
Employers Holdings, Inc.	20,967	870,969
South State Corp.	8,596	566,390
Western New England Bancorp, Inc.	49,182	450,507
		3,139,012

HEALTHCARE - 5.40%
Computer Programs and Systems, Inc.	7,707	198,918
Hanger, Inc.*	26,831	500,666
Harvard Bioscience, Inc.*	175,945	399,395
Orthofix Medical Inc.*	8,870	437,557
RadNet, Inc.*	53,973	651,994
		2,188,530

INFORMATION TECHNOLOGY - 1.18%
MTS Systems Corp.	8,799	477,434

MATERIALS - 7.43%
Foundation Building Materials, Inc.*	69,822	1,059,200
Innophos Holdings, Inc.	16,482	438,256
Orion Engineered Carbons S.A.	39,502	694,445
United States Lime & Minerals, Inc.	9,981	815,048
		3,006,949

REAL ESTATE INVESTMENT TRUSTS - 11.38%
CatchMark Timber Trust, Inc. Class A	104,055	979,158
City Office REIT, Inc.	76,894	906,580
Hersha Hospitality Trust Class A	46,940	800,327
Independence Realty Trust, Inc.	76,105	835,633
iStar Inc.	98,789	1,087,667
		4,609,365

SEMICONDUCTORS - 3.12%
Kulicke and Soffa Industries, Inc.	34,094	661,083
Rudolph Technologies, Inc.*	26,189	604,180
		1,265,263

SOFTWARE & SERVICES - 2.27%
American Software, Inc. Class A	49,183	623,149
NIC Inc.	18,608	296,984
		920,133

TRANSPORTATION - 2.00%
Marten Transport, Ltd.	45,983	810,220

UTILITIES - 4.87%
Artesian Resources Corp. Class A	15,841	564,098
RGC Resources, Inc.	22,794	620,681
Unitil Corp.	13,856	787,852
		1,972,631

TOTAL COMMON STOCKS - 98.27%		39,790,596

PREFERRED STOCK - 1.10%

FINANCIAL - 1.10%
Steel Partners Holdings L.P., Series A, 6.00%, 2/7/2026	21,117	446,836

TOTAL PREFERRED STOCKS - 1.10%		446,836

TOTAL LONG POSITIONS - 99.37%		40,237,432

DGHM MicroCap Value Fund
Schedule of Investments
May 31, 2019 (unaudited)

	Shares	Fair Value

SHORT TERM INVESTMENTS - 1.39%
Federated Treasury Obligation Fund - Institutional Class 2.27**	564,667	$564,667

TOTAL INVESTMENTS - 100.76%		$40,802,099
Liabilities in excess of other assets - (0.76)%		(310,441)
NET ASSETS - 100.00%		$40,491,658

*Non-income producing

**Effective 7 day yield as of May 31, 2019

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$39,790,596	$—	$—	$39,790,596
Preferred Stocks	446,836	—	—	446,836
Short Term Investments	564,667	—	—	564,667
	$40,802,099	$—	$—	$40,802,099

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2019.

At May 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $38,892,195 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,795,306
Gross unrealized depreciation	(2,885,402)
Net unrealized appreciation	$1,909,904

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe

Karen Shupe

Principal Executive Officer

Date: July 26, 2019

By:	/s/ Ann MacDonald

Ann MacDonald

Principal Financial Officer

Date: July 26, 2019